Stock-Based Compensation	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stock-Based Compensation

10.	Stock-Based Compensation

A summary of stock option activity under the 2011 Long-Term Incentive Plan as of June 30, 2012, and changes during the six months ended June 30, 2012, are presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value
Balance December 31, 2011	118,400	$15.07	7.05	$-
Granted	50,000	4.22	8.68	44,500
Exercised	-	-
Forfeited	-	-
Outstanding as of June 30, 2012	168,400	$11.85	7.11	$44,500
Exercisable as of June 30, 2012	78,933	$15.09	6.58	$-

As of June 30, 2012, there were 531,600 shares available for future grants under the Company’s 2011 Long-Term Incentive Plan.

Expense for stock-based compensation recorded for the six months ended June 30, 2012 and 2011 was approximately $133,000 and $126,000, respectively. As of June 30, 2012, the Company had total stock-based compensation expense remaining to be recognized in the statement of earnings of approximately $0.3 million.